Subsequent Event (Details Textual) - Subsequent Event [Member] - Incentive Plan 2016 [Member]	Sep. 27, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,442,827
Percentage Of Shares Held Under Plan	15.00%